IMPAIRMENT OF VESSELS	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF VESSELS	IMPAIRMENT OF VESSELS
No impairment on vessels was recorded in 2024. In March 2023, we entered into an agreement to sell two Capesize vessels, Golden Feng and Golden Shui, to an unrelated third party for a total gross amount of $44.0 million. The vessels were delivered to their new owners in May 2023. In the first quarter of 2023, we recorded an impairment loss of $11.8 million in connection to the sale.